Short-term Investments - Classification (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Debt securities:
Held-to-maturity	¥ 86,203,296	$ 13,527,177	¥ 61,549,143
Trading	313,322	49,168	3,001,951
Short-term Investments, Total	¥ 86,516,618	$ 13,576,345	¥ 64,551,094